SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED)

	Shares	Market Value
Common Stocks 96.53%

Diversified REITs 3.39%
American Assets Trust, Inc.	8,400	$392,616
Lexington Realty Trust	2,700	27,675
Liberty Property Trust	10,250	526,132
STORE Capital Corporation	3,780	141,410
VEREIT, Inc.	5,000	48,900
WP Carey, Inc.	22,600	2,022,700
		3,159,433
Energy 3.78%
Cheniere Energy Partners LP	7,100	322,908
Enterprise Products Partners LP	48,677	1,391,188
Exxon Mobil Corporation	750	52,957
Kinder Morgan, Inc.	3,500	72,135
Magellan Midstream Partners LP	8,200	543,414
Marathon Petroleum Corporation	2,109	128,122
MPLX LP	12,386	346,932
Parsley Energy, Inc., Class A	500	8,400
Phillips 66	1,750	179,200
USA Compression Partners, LP	3,000	51,810
Valero Energy Corporation	2,100	179,004
Western Midstream Partners LP	9,975	248,278
		3,524,348
Health Care REITs 4.56%
Global Medical REIT, Inc.	15,000	171,000
HCP, Inc.	14,018	499,461
Healthcare Trust of America, Inc., Class A	5,000	146,900
Omega Healthcare Investors, Inc.	1,000	41,790
Senior Housing Properties Trust	2,900	26,839
Ventas, Inc.	12,650	923,830
Welltower, Inc.	26,875	2,436,219
		4,246,039
Hotel & Resort REITs 6.41%
Apple Hospitality REIT, Inc.	58,210	965,122

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Shares	Market Value

Hotel & Resort REITs (cont.)
Braemar Hotels & Resorts, Inc.	17,400	$163,386
DiamondRock Hospitality Company	172,947	1,772,707
Hersha Hospitality Trust	15,500	230,640
Pebblebrook Hotel Trust	48,381	1,345,959
RLJ Lodging Trust	68,634	1,166,092
Sotherly Hotels, Inc.	49,000	327,810
		5,971,716
Industrial REITs 10.82%
Prologis, Inc.	92,338	7,869,045
STAG Industrial, Inc.	25,500	751,740
Terreno Realty Corporation	28,625	1,462,451
		10,083,236
Mortgage REITs 2.56%
Blackstone Mortgage Trust, Inc., Class A	28,200	1,010,970
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	15,767	459,608
Starwood Property Trust, Inc.	37,550	909,461
		2,380,039
Office REITs 8.84%
Alexandria Real Estate Equities, Inc.	5,600	862,624
Boston Properties, Inc.	13,015	1,687,525
City Office REIT, Inc.	102,558	1,475,810
Hudson Pacific Properties, Inc.	43,600	1,458,856
Kilroy Realty Corporation	16,615	1,294,142
SL Green Realty Corporation	14,300	1,169,025
Vornado Realty Trust	4,600	292,882
		8,240,864
Real Estate Operating Companies 0.15%
Brookfield Property Partners, LP	7,000	142,100

Residential REITs 24.70%
American Campus Communities, Inc.	3,550	170,684
Apartment Investment & Management Company, Class A	40,150	2,093,421
AvalonBay Communities, Inc.	12,740	2,743,304

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Shares	Market Value
Residential REITs (cont.)
Camden Property Trust	15,250	$1,692,903
Equity LifeStyle Properties, Inc.	20,300	2,712,080
Equity Residential	33,665	2,903,943
Essex Property Trust, Inc.	9,336	3,049,604
Mid-America Apartment Communities, Inc.	12,522	1,627,985
Sun Communities, Inc.	25,500	3,785,475
UDR, Inc.	46,081	2,234,007
		23,013,406
Retail REITs 6.60%
Brixmor Property Group, Inc.	31,425	637,613
Federal Realty Investment Trust	9,925	1,351,190
Kimco Realty Corporation	38,819	810,541
Realty Income Corporation	14,330	1,098,824
Regency Centers Corporation	12,400	861,676
Simon Property Group, Inc.	8,193	1,275,240
Spirit MTA REIT	1,140	9,622
Spirit Realty Capital, Inc.	2,280	109,121
		6,153,827
Specialized REITs 24.72%
American Tower Corporation	2,300	508,599
CoreSite Realty Corporation	30,925	3,768,211
Crown Castle International Corporation	2,100	291,921
CubeSmart	17,750	619,475
CyrusOne, Inc.	42,700	3,377,570
Digital Realty Trust, Inc.	40,031	5,196,424
Equinix, Inc.	5,325	3,071,460
Extra Space Storage, Inc.	12,995	1,518,076
Gaming and Leisure Properties, Inc.	1,000	38,240
Life Storage, Inc.	12,450	1,312,354
QTS Realty Trust, Inc., Class A	64,650	3,323,657
Weyerhaeuser Company	500	13,850
		23,039,837
Total Common Stocks (Cost $54,104,368)		89,954,845

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Shares	Market Value
Preferred Stocks 2.95%

Financial Exchanges & Data 0.16%
Arch Capital Group Ltd., Series E, 5.25%	2,000	$50,720
Arch Capital Group Ltd., Series F, 5.45%	2,000	51,580
Carlyle Group LP (The), Series A, 5.88%	2,000	50,640
		152,940
Hotel & Resort REITs 0.69%
Ashford Hospitality Trust, Inc., Series F, 7.38%	6,000	132,000
Hersha Hospitality Trust, Series D, 6.50%	5,000	123,750
Hersha Hospitality Trust, Series E, 6.50%	5,000	127,000
Pebblebrook Hotel Trust, Series F, 6.30%	2,500	63,400
Sotherly Hotels, Inc., Series B, 8.00%	6,000	152,700
Sotherly Hotels, Inc., Series C, 7.88%	2,000	52,000
		650,850
Office REITs 0.07%
Vornado Realty Trust, Series M, 5.25%	2,500	64,625

Residential REITs 0.14%
American Homes 4 Rent, Series G, 5.88%	2,000	52,780
Bluerock Residential Growth REIT, Inc., Series A, 7.13%	3,000	75,376
		128,156
Retail REITs 1.30%
Federal Realty Investment Trust, Series C, 5.00%	6,500	164,190
Monmouth Real Estate Investment Corporation, Series C, 6.13%	4,000	100,200
National Retail Properties, Inc., Series E, 5.70%	26,364	660,682
National Retail Properties, Inc., Series F, 5.20%	11,000	284,130
		1,209,202
Specialized REITs 0.53%
Digital Realty Trust, Inc., Series I, 6.35%	11,018	285,036
Digital Realty Trust, Inc., Series J, 5.25%	4,000	103,640
QTS Realty Trust, Inc., 7.13%	4,000	106,040
		494,716

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Shares	Market Value
Water Utilities 0.06%
Entergy Louisiana LLC, 4.88%	2,000	$52,920

Total Preferred Stocks (Cost $2,682,675)		2,753,409

	Principal Amount
Municipal Bonds 0.21%
Franklin County Convention Facilities Authority, Revenue Bonds, 6.54%, 12/1/2036	$140,000	199,933

Total Municipal Bonds (Cost $163,938)		199,933

Total Investments — 99.69% (Cost $56,950,981)		92,908,187
Other Assets in Excess of Liabilities — 0.31%		284,646
NET ASSETS - 100.00%		$93,192,833

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED)

	Shares	Market Value
Common Stocks 97.92%
Communication Services 5.46%
AT&T, Inc.	18,100	$684,904
CBS Corporation, Class B	3,050	123,129
Comcast Corporation, Class A	30,000	1,352,400
Verizon Communications, Inc.	22,640	1,366,550
Walt Disney Company (The)	16,150	2,104,668
		5,631,651
Consumer Discretionary 7.22%
D.R. Horton, Inc.	7,550	397,961
Home Depot, Inc. (The)	12,688	2,943,870
Lennar Corporation, Class A	5,500	307,175
McDonald's Corporation	7,930	1,702,650
MGM Resorts International	6,600	182,952
Ross Stores, Inc.	6,000	659,100
Royal Caribbean Cruises Ltd.	600	64,998
Target Corporation	7,850	839,243
TJX Companies, Inc. (The)	6,400	356,736
		7,454,685
Consumer Staples 5.48%
Altria Group, Inc.	10,750	439,675
Coca-Cola Company (The)	10,900	593,396
Colgate-Palmolive Company	2,500	183,775
Conagra Brands, Inc.	7,100	217,828
Constellation Brands, Inc., Class A	150	31,092
Costco Wholesale Corporation	3,501	1,008,673
Kroger Company (The)	3,000	77,340
Lamb Weston Holdings, Inc.	4,800	349,056
PepsiCo, Inc.	2,400	329,040
Philip Morris International, Inc.	7,350	558,086
Procter & Gamble Company (The)	4,700	584,586
Walmart, Inc.	10,834	1,285,779
		5,658,326

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Shares	Market Value
Energy 3.95%
Chevron Corporation	8,260	$979,636
ConocoPhillips	8,550	487,179
Devon Energy Corporation	3,000	72,180
EOG Resources, Inc.	8,700	645,714
Exxon Mobil Corporation	8,850	624,899
Kinder Morgan, Inc.	5,750	118,507
Marathon Petroleum Corporation	1,579	95,924
Valero Energy Corporation	12,350	1,052,714
		4,076,753
Financials 13.39%
American Express Company	9,650	1,141,402
Bank of America Corporation	45,300	1,321,401
BankUnited, Inc.	15,350	516,067
Blackstone Group LP (The)	16,700	815,628
Carlyle Group LP (The)	20,950	535,482
Citigroup, Inc.	13,200	911,856
CME Group, Inc.	1,504	317,855
Fifth Third Bancorp	15,400	421,652
Goldman Sachs Group, Inc. (The)	4,215	873,474
Hartford Financial Services Group, Inc. (The)	15,000	909,150
Huntington Bancshares, Inc.	34,750	495,883
JPMorgan Chase & Company	16,042	1,887,983
KeyCorp	34,575	616,818
Lazard Ltd., Class A	10,975	384,125
M&T Bank Corporation	2,200	347,534
Prudential Financial, Inc.	4,500	404,775
SVB Financial Group(a)	5,003	1,045,377
Travelers Companies, Inc. (The)	1,400	208,166
U.S. Bancorp	12,000	664,080
		13,818,708
Health Care 11.41%
AbbVie, Inc.	5,800	439,176
Allergan plc	3,300	555,357
Amgen, Inc.	3,250	628,908

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Shares	Market Value
Health Care (cont.)
Bristol-Myers Squibb Company	14,000	$709,940
Centene Corporation(a)	7,600	328,776
CVS Health Corporation	2,961	186,750
Edwards LifeSciences Corporation(a)	1,000	219,910
Gilead Sciences, Inc.	5,300	335,914
Humana, Inc.	2,800	715,876
Johnson & Johnson	7,122	921,444
McKesson Corporation	2,250	307,485
Medtronic plc	7,469	811,283
Merck & Company, Inc.	13,400	1,128,012
Pfizer, Inc.	16,900	607,217
Quest Diagnostics, Inc.	4,500	481,635
Thermo Fisher Scientific, Inc.	2,700	786,429
UnitedHealth Group, Inc.	9,350	2,031,942
Vertex Pharmaceuticals, Inc.(a)	3,400	576,028
		11,772,082
Industrials 10.46%
3M Company	2,090	343,596
American Airlines Group, Inc.	1,000	26,970
Boeing Company (The)	4,605	1,752,064
Caterpillar, Inc.	10,075	1,272,573
CSX Corporation	23,325	1,615,723
Cummins, Inc.	2,350	382,275
Deere & Company	5,900	995,212
FedEx Corporation	7,535	1,096,870
Honeywell International, Inc.	4,750	803,700
Johnson Controls International plc	8,253	362,224
Masco Corporation	11,500	479,320
United Technologies Corporation	3,500	477,820
Waste Connections, Inc.	12,825	1,179,900
		10,788,247
Information Technology 30.81%
Accenture plc, Class A	6,950	1,336,832
Adobe, Inc.(a)	3,850	1,063,562
Apple, Inc.	19,383	4,341,211

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Shares	Market Value
Information Technology (cont.)
Applied Materials, Inc.	18,970	$946,603
Box, Inc., Class A(a)	7,200	119,232
Cisco Systems, Inc.	39,150	1,934,401
Cognizant Technology Solutions Corporation, Class A	6,150	370,630
Corning, Inc.	19,000	541,880
Dell Technologies, Inc., Class C(a)	3,624	187,941
DXC Technology Company	3,528	104,076
Fiserv, Inc.(a)	1,750	181,283
Hewlett Packard Enterprise Company	14,300	216,931
HP, Inc.	26,000	491,920
Intel Corporation	11,340	584,350
International Business Machines Corporation	3,208	466,507
Mastercard, Inc., Class A	7,400	2,009,618
Microchip Technology, Inc.	2,050	190,466
Microsoft Corporation	32,809	4,561,435
NetApp, Inc.	5,600	294,056
NVIDIA Corporation	7,148	1,244,252
Oracle Corporation	32,475	1,787,099
Paychex, Inc.	8,850	732,514
Perspecta, Inc.	764	19,956
QUALCOMM, Inc.	7,570	577,440
Symantec Corporation	26,200	619,106
Texas Instruments, Inc.	15,125	1,954,755
Visa, Inc., Class A	17,800	3,061,778
Workday, Inc., Class A(a)	10,930	1,857,663
		31,797,497
Materials 1.54%
AdvanSix, Inc.(a)	4,448	114,403
CF Industries Holdings, Inc.	7,700	378,840
Corteva, Inc.	7,233	202,524
Dow, Inc.	7,583	361,330
DuPont de Nemours, Inc.	6,894	491,611
International Paper Company	500	20,910
WestRock Company	500	18,225
		1,587,843

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Shares	Market Value
Real Estate Investment Trusts (REITs) 5.81%
Alexandria Real Estate Equities, Inc.	2,050	$315,782
American Tower Corporation	850	187,961
Apple Hospitality REIT, Inc.	5,550	92,019
Brixmor Property Group, Inc.	11,000	223,190
CoreSite Realty Corporation	550	67,017
Crown Castle International Corporation	1,700	236,317
CyrusOne, Inc.	11,100	878,010
DiamondRock Hospitality Company	7,500	76,875
Digital Realty Trust, Inc.	2,300	298,563
Equinix, Inc.	1,550	894,040
Essex Property Trust, Inc.	300	97,995
Pebblebrook Hotel Trust	1,500	41,730
Prologis, Inc.	6,400	545,408
QTS Realty Trust, Inc., Class A	13,600	699,176
Realty Income Corporation	3,400	260,712
Simon Property Group, Inc.	250	38,913
Sun Communities, Inc.	4,100	608,645
Terreno Realty Corporation	3,100	158,379
Welltower, Inc.	3,050	276,482
		5,997,214
Utilities 2.39%
AES Corporation	8,000	130,720
American Electric Power Company, Inc.	1,750	163,958
Edison International	1,100	82,962
NextEra Energy, Inc.	5,600	1,304,744
WEC Energy Group, Inc.	8,200	779,820
		2,462,204
Total Common Stocks (Cost $58,633,783)		101,045,210

Preferred Stocks 2.11%

Communication Services 0.28%
Qwest Corporation, 7.00%	2,500	67,175
Telephone & Data Systems, Inc., 7.00%	4,000	100,520

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Shares	Market Value
Communication Services (cont.)
United States Cellular Corporation, 7.25%	2,000	$52,180
United States Cellular Corporation, 7.25%	2,500	66,475
		286,350
Financials 1.46%
AGNC Investment Corporation, Series B, 7.75%	6,000	152,940
American Financial Group, Inc., 6.00%	5,300	137,906
Annaly Capital Management, Inc., Series F, 6.95%	2,000	51,500
Ares Management Corporation, Series A, 7.00%	2,500	67,550
Bank of America Corporation, Series EE, 6.00%	2,500	64,675
Bank of America Corporation, Series GG, 6.00%	4,000	108,320
Bank of America Corporation, Series HH, 5.88%	2,000	55,080
Bank of America Corporation, Series LL, 5.00%	2,000	51,320
Capital One Financial Corporation, Series D, 6.70%	2,000	50,640
Carlyle Group LP (The), Series A, 5.88%	3,000	75,960
Charles Schwab Corporation (the), Series C, 6.00%	2,000	52,760
Globe Life, Inc., 6.13%	5,000	134,250
Hancock Holding Company, 5.95%	2,500	64,100
JPMorgan Chase & Company, Series EE, 6.00%	2,000	56,280
KKR & Company LP, Series B, 6.50%	2,000	54,000
Ladenburg Thalmann Financial Services, Inc., Series A, 8.00%	7,000	173,250
Prospect Capital Corporation, 6.25%	4,000	101,200
Prudential Financial, Inc., 5.63%	2,000	55,600
		1,507,331
Industrials 0.05%
KeyCorp, Series G, 5.63%	2,000	53,940

Information Technology 0.11%
eBay, Inc., 6.00%	4,000	109,720

Real Estate 0.21%
Digital Realty Trust, Inc., Series I, 6.35%	2,500	64,675
Public Storage, Series I, 4.88%	1,917	50,340

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Shares	Market Value
Real Estate (cont.)
QTS Realty Trust, Inc., 7.13%	4,000	$106,040
		221,055
Total Preferred Stocks (Cost $2,071,672)		2,178,396

Money Market Funds 0.22%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 1.80%(b)	231,774	231,774

Total Money Market Funds (Cost $231,774)		231,774

Total Investments — 100.25% (Cost $60,937,229)		103,455,380
Liabilities in Excess of Other Assets — (0.25)%		(257,360)
NET ASSETS - 100.00%		$103,198,020

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2019.

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED)

	Principal Amount	Market Value
Municipal Bonds 98.78%

Alaska 0.82%
Alaska Housing Finance Corporation, State Single-Family Housing, Revenue Bonds, (OID), Callable 6/1/2021 @ 100, 4.13%, 12/1/2037	$70,000	$71,967
Northern Tobacco Securitization Corporation, Refunding Revenue Bonds, (OID), 5.00%, 6/1/2032	500,000	500,800
		572,767
Arizona 1.03%
City of Phoenix, AZ, General Obligation Unlimited, Callable 7/1/2026 @ 100, 5.00%, 7/1/2027	500,000	616,915
State of Arizona Lottery Revenue, Public Improvements Revenue Bonds, (AGM), Callable 1/1/2020 @ 100, 5.00%, 7/1/2028	100,000	100,903
		717,818
California 3.53%
California Educational Facilities Authority, Revenue Bonds, Callable 10/1/2021 @ 100, 6.13%, 10/1/2030	130,000	142,978
California State Public Works Board, Revenue Bonds, Callable 11/1/2026 @ 100, 5.00%, 11/1/2029	600,000	740,124
City of Los Angeles, CA Wastewater System Revenue, Refunding Revenue Bonds, (OID), Callable 6/1/2022 @ 100, 3.38%, 6/1/2029	100,000	104,912
Los Angeles Community College District, General Obligation Unlimited, Callable 8/1/2026 @ 100, 4.00%, 8/1/2038	500,000	560,430
Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, Callable 5/15/2026 @ 100, 4.00%, 5/15/2037	145,000	161,600
State of California, General Obligation Unlimited, Callable 8/1/2025 @ 100, 5.00%, 8/1/2029	250,000	300,487
State of California, General Obligation Unlimited, Callable 9/1/2026 @ 100, 4.00%, 9/1/2036	175,000	197,610
State of California, Port, Airport & Marina Improvements, General Obligation Unlimited, (OID), Callable 11/1/2020 @ 100, 5.25%, 11/1/2030	250,000	260,620
		2,468,761

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Colorado 0.14%
Colorado Health Facilities Authority, Refunding Revenue Bonds, Callable 1/1/2020 @ 100, 5.25%, 1/1/2030	$100,000	$100,964

Connecticut 10.59%
City of New Haven, CT, General Obligation Unlimited, Callable 8/15/2026 @ 100, 5.00%, 8/15/2036	230,000	268,946
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, Callable 11/15/2025 @ 100, 3.25%, 11/15/2036	250,000	258,135
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, (GO OF AUTH), Callable 5/15/2021 @ 100, 4.63%, 11/15/2041	215,000	222,267
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Callable 5/15/2021 @ 100, 3.25%, 11/15/2027	150,000	153,029
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Callable 5/15/2022 @ 100, 3.05%, 5/15/2031	200,000	203,924
Connecticut Housing Finance Authority, Refunding Revenue Bonds, (GO OF AUTH), Callable 5/15/2020 @ 100, 4.88%, 11/15/2046	100,000	101,614
Connecticut Housing Finance Authority, Refunding Revenue Bonds, (GO OF AUTH), Callable 5/15/2021 @ 100, 3.35%, 5/15/2028	250,000	255,183
Connecticut Housing Finance Authority, Refunding Revenue Bonds, (OID), Callable 11/15/2021 @ 100, 3.30%, 11/15/2037	250,000	253,895
Connecticut Housing Finance Authority, Revenue Bonds, Callable 5/15/2027 @ 100, 3.40%, 11/15/2037	25,000	26,163
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Callable 5/15/2021 @ 100, 3.88%, 11/15/2038	30,000	30,101
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Callable 5/15/2021 @ 100, 3.50%, 5/15/2031	250,000	254,122
Connecticut State Health & Educational Facility Authority, Healthcare, Hospital, & Nursing Home Improvements, Refunding Revenue Bonds, Callable 7/1/2021 @ 100, 5.00%, 7/1/2032	440,000	464,622
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Callable 7/1/2022 @ 100, 4.50%, 7/1/2038	500,000	521,635

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Connecticut (cont.)
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Callable 7/1/2022 @ 100, 5.00%, 7/1/2042	$500,000	$532,695
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 7/1/2022 @ 100, 4.25%, 7/1/2031	500,000	528,660
Connecticut State Health & Educational Facility Authority, Private Primary Schools, Revenue Bonds, Callable 7/1/2022 @ 100, 4.00%, 7/1/2033	100,000	104,577
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 7/1/2024 @ 100, 5.00%, 7/1/2034	100,000	113,132
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 5.00%, 7/1/2034	250,000	294,865
Connecticut State Health & Educational Facility Authority, Revenue Bonds, (AGM) OID), Callable 7/1/2021 @ 100, 4.00%, 7/1/2037	250,000	256,742
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Callable 7/1/2020 @ 100, 5.00%, 7/1/2028	100,000	102,498
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Callable 10/1/2023 @ 100, 5.00%, 10/1/2030	250,000	282,188
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Callable 11/1/2020 @ 100, 5.00%, 11/1/2022	100,000	103,749
State of Connecticut Special Tax Revenue, Public Improvements, Revenue Bonds, Callable 1/1/2023 @ 100, 5.00%, 1/1/2028	445,000	493,425
State of Connecticut, General Obligation Unlimited, Callable 4/15/2022 @ 100, 5.00%, 6/15/2024	250,000	289,212
State of Connecticut, General Obligation Unlimited, Callable 4/15/2027 @ 100, 5.00%, 4/15/2032	500,000	604,465
State of Connecticut, General Obligation Unlimited, 5.00%, 11/1/2020	100,000	103,868
State of Connecticut, Public Improvements, General Obligation Unlimited, Callable 4/15/2022 @ 100, 4.00%, 4/15/2032	250,000	262,305
University of Connecticut, University & College Improvements, Revenue Bonds, Callable 2/15/2024 @ 100, 5.00%, 2/15/2034	250,000	281,513

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Connecticut (cont.)
University of Connecticut, University & College Improvements, Revenue Bonds, (GO OF UNIVERSITY), Callable 2/15/2020 @ 100, 5.00%, 2/15/2028	$50,000	$50,598
		7,418,128
District of Columbia 1.60%
District of Columbia Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (Fannie Mae), 4.45%, 6/15/2031	320,000	344,058
District of Columbia Housing Finance Agency, State Single-Family Housing, Revenue Bonds, (Fannie Mae), Callable 12/1/2021 @ 100, 4.90%, 6/1/2040	280,000	298,410
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 4/1/2026 @ 100, 5.00%, 10/1/2034	150,000	180,423
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 4/1/2026 @ 100, 5.00%, 10/1/2036	250,000	299,470
		1,122,361
Florida 8.78%
Central Florida Expressway Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 4.00%, 7/1/2035	150,000	168,451
Citizens Property Insurance Corporation, Miscellaneous Purposes, Revenue Bonds, 4.75%, 6/1/2020	150,000	153,246
City of Miami, FL, Parking Facility Improvements, Revenue Bonds, (AGM) (OID), Callable 7/1/2020 @ 100, 5.25%, 7/1/2035	105,000	108,024
City of Miami, FL, Parking Facility Improvements, Revenue Bonds, (AGM) (OID), Callable 7/1/2020 @ 100, 5.25%, 7/1/2039	125,000	128,534
City of Orlando, FL, Public Improvements, Revenue Bonds, Callable 10/1/2024 @ 100, 5.00%, 10/1/2046	1,000,000	1,161,070
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds (OID), Callable 8/15/2020 @ 100, 5.75%, 8/15/2029	160,000	165,354
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 8/15/2020 @ 100, 5.50%, 8/15/2024	250,000	258,313
Florida Gulf Coast University Financing Corporation, University & College Improvements, Revenue Bonds, Callable 2/1/2021 @ 100, 5.00%, 2/1/2028	100,000	104,453

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Florida (cont.)
Florida Higher Educational Facilities Financial Authority, University & College Improvements, Refunding Revenue Bonds, (OID), Callable 4/1/2021 @ 100, 6.00%, 4/1/2026	$130,000	$137,973
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, (AGM) (OID), Callable 10/1/2021 @ 100, 5.50%, 10/1/2041	100,000	107,436
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, (AGM) (OID), Callable 10/1/2021 @ 100, 5.25%, 10/1/2033	100,000	107,458
FSU Financial Assistance, Inc., State Single-Family Housing, Refunding Revenue Bonds, Callable 10/1/2022 @ 100, 5.00%, 10/1/2030	500,000	545,245
Greater Orlando Aviation Authority, Port, Airport & Marina Improvements, Revenue Bonds, Callable 10/1/2020 @ 100, 5.00%, 10/1/2025	200,000	207,674
Hillsborough County Industrial Development Authority, School Improvements, Revenue Bonds, 5.13%, 5/15/2037	210,000	210,181
JEA Water & Sewer System Revenue, Revenue Bonds, (OID), 3.88%, 10/1/2037	250,000	250,277
Miami-Dade County Aviation Revenue, Revenue Bonds, (OID), Callable 10/1/2020 @ 100, 5.25%, 10/1/2030	115,000	119,579
Miami-Dade County Aviation Revenue, Revenue Bonds, (OID), 5.25%, 10/1/2030	35,000	36,376
Miami-Dade County Educational Facilities Authority, University & College Improvements, Revenue Bonds, (AMBAC), 5.25%, 4/1/2031	260,000	339,349
North Sumter County Utility Dependent District, Water & Utility Improvements, Revenue Bonds, (AGM) (OID), Callable 10/1/2020 @ 100, 5.38%, 10/1/2040	400,000	415,528
Orange County Health Facilities Authority, Hospital Improvements, Revenue Bonds, 5.25%, 10/1/2019	160,000	160,000
Palm Beach County School District, Refunding Bonds, Certificate of Participation, 5.00%, 8/1/2024	45,000	48,069
School Board of Miami-Dade County/The, Certificate of Participation, Callable 2/1/2026 @ 100, 4.00%, 2/1/2033	1,000,000	1,107,720
Tampa-Hillsborough County Expressway Authority, Refunding Revenue Bonds, Callable 7/1/2022 @ 100, 5.00%, 7/1/2037	100,000	109,093
		6,149,403

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Georgia 2.79%
Albany-Dougherty Inner City Authority, University & College Improvements, Revenue Bonds, Callable 7/1/2020 @ 100, 5.00%, 7/1/2035	$250,000	$255,905
Albany-Dougherty Payroll Development Authority, University & College Improvements, Revenue Bonds, (AGM) (OID), Callable 6/15/2020 @ 100, 5.50%, 6/15/2036	325,000	333,489
City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds, Callable 11/1/2029 @ 100, 3.00%, 11/1/2037	500,000	521,320
City of Atlanta, GA Water and Wastewater Revenue, Revenue Bonds, (AGM) (OID), 5.38%, 11/1/2039	165,000	165,544
City of Atlanta, GA Water and Wastewater Revenue, Revenue Bonds, (AGM) (OID), Callable 11/1/2019 @ 100, 5.38%, 11/1/2039	85,000	85,280
Fulton County Development Authority, Refunding Revenue Bonds, 5.00%, 10/1/2022	150,000	165,980
Fulton County Development Authority, Refunding Revenue Bonds, (OID), Callable 10/1/2022 @ 100, 4.25%, 10/1/2037	100,000	105,600
Fulton County Development Authority, University & College Improvements, Revenue Bonds, (OID), Callable 4/1/2021 @ 100, 5.75%, 10/1/2031	50,000	53,327
Fulton County Development Authority, University & College Improvements, Revenue Bonds, (OID), Callable 4/1/2021 @ 100, 5.75%, 10/1/2041	250,000	266,635
		1,953,080
Hawaii 0.06%
Hawai'i Pacific Health, Hospital Improvements, Revenue Bonds, (OID), 5.75%, 7/1/2040	40,000	41,309

Illinois 0.69%
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 8/15/2021 @ 100, 5.88%, 8/15/2034	100,000	107,397
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, (OID), 6.00%, 6/1/2028	250,000	269,145
University of Illinois, University & College Improvements, Revenue Bonds, Callable 4/1/2021 @ 100, 5.50%, 4/1/2031	100,000	105,382
		481,924

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Indiana 3.04%
Town of Munster, IN, Public Improvements, Tax Allocation Bonds, (OID), Callable 7/15/2021 @ 100, 5.13%, 1/15/2031	$2,000,000	$2,128,560

Iowa 0.44%
State of Iowa, Revenue Bonds, Callable 6/1/2026 @ 100, 5.00%, 6/1/2027	250,000	306,410

Kansas 0.05%
Kansas Development Finance Authority, Revenue Bonds, Callable 1/1/2020 @ 100, 5.00%, 1/1/2035	35,000	35,320

Kentucky 0.48%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Revenue Bonds, (AGM), Callable 9/1/2020 @ 100, 5.00%, 9/1/2023	325,000	335,826

Louisiana 0.90%
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Callable 2/1/2023 @ 100, 5.00%, 2/1/2035	100,000	110,765
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Callable 2/1/2023 @ 100, 4.00%, 2/1/2048	500,000	522,170
		632,935
Maine 1.42%
Maine Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (OID), Callable 7/1/2022 @ 100, 3.63%, 7/1/2041	500,000	513,610
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2022 @ 100, 3.45%, 11/15/2032	100,000	102,913
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2022 @ 100, 3.60%, 11/15/2036	100,000	102,795
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2022 @ 100, 4.50%, 11/15/2037	105,000	110,585
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2024 @ 100, 3.75%, 11/15/2044	100,000	104,457

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Maine (cont.)
Maine Turnpike Authority, Refunding Revenue Bonds, Callable 11/15/2022 @ 100, 5.00%, 7/1/2026	$50,000	$59,869
		994,229
Maryland 0.59%
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, (OID), 4.63%, 5/15/2035	60,000	61,237
Montgomery County Housing Opportunities Commission, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae), Callable 1/1/2022 @ 100, 3.63%, 7/1/2033	345,000	353,259
		414,496
Massachusetts 3.46%
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, (OID), Callable 1/1/2020 @ 100, 5.20%, 1/1/2027	40,000	40,394
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, (OID), Callable 1/1/2020 @ 100, 5.25%, 1/1/2029	15,000	15,151
Massachusetts Health & Educational Facilities Authority, Healthcare, Hospital & Nursing Home Improvements, Refunding Revenue Bonds, (OID), Callable 7/1/2020 @ 100, 5.00%, 7/1/2030	130,000	133,689
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 6/1/2026 @ 100, 3.15%, 12/1/2026	120,000	129,475
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.75%, 12/1/2037	250,000	267,648
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2025 @ 100, 3.25%, 12/1/2036	575,000	597,080
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.55%, 12/1/2037	250,000	264,573
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2027 @ 100, 3.25%, 12/1/2032	200,000	211,398
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.25%, 12/1/2032	250,000	262,650
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, 4.85%, 12/1/2029	100,000	100,111
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, 5.13%, 12/1/2039	100,000	100,126

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Massachusetts (cont.)
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (FHA) (INS), Callable 6/1/2020 @ 100, 5.25%, 12/1/2035	$175,000	$179,581
Massachusetts School Building Authority, Revenue Bonds, Callable 8/15/2025 @ 100, 5.00%, 8/15/2026	100,000	120,824
		2,422,700
Michigan 4.29%
Michigan Public Educational Facilities Authority, School Improvements, Refunding Revenue Bonds, 6.00%, 12/1/2035	500,000	500,225
Michigan State Building Authority, Refunding Revenue Bonds, (OID), Callable 10/15/2021 @ 100, 5.38%, 10/15/2036	100,000	107,495
Michigan State Building Authority, Refunding Revenue Bonds, (OID), Callable 10/15/2021 @ 100, 5.20%, 10/15/2031	750,000	802,500
Michigan State Housing Development Authority, State Multi-Family Housing, Revenue Bonds, (GO OF AUTH), Callable 4/1/2022 @ 100, 4.50%, 10/1/2036	710,000	741,304
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes, Revenue Bonds, OID), 6.00%, 6/1/2048	595,000	598,790
Michigan Tobacco Settlement Finance Authority, Refunding Revenue Bonds, 6.88%, 6/1/2042	250,000	253,153
		3,003,467
Mississippi 0.36%
Mississippi Hospital Equipment & Facilities Authority, Refunding Revenue Bonds, Callable 1/1/2020 @ 100, 5.25%, 1/1/2030	250,000	252,315

Missouri 1.30%
Hanley Road Corridor Transportation Development District, Refunding Revenue Bonds, (OID), Callable 10/1/2019 @ 100, 5.88%, 10/1/2036	275,000	275,776
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, (OID), Callable 11/15/2022 @ 100, 3.75%, 11/15/2039	100,000	103,480

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Missouri (cont.)
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, (OID), Callable 11/15/2022 @ 100, 4.00%, 11/15/2045	$500,000	$532,975
		912,231
Nebraska 0.39%
Nebraska Public Power District, Electric Lights & Power Improvements, Revenue Bonds, Callable 1/1/2022 @ 100, 5.00%, 1/1/2025	250,000	269,672

Nevada 1.17%
City of Reno, NV, Revenue Bonds, (AMBAC) (OID), Callable 6/1/2020 @ 100, 5.50%, 6/1/2028	5,000	5,014
Nevada Housing Division, State Single-Family Housing, Revenue Bonds, (Ginnie Mae), Callable 4/1/2020 @ 100, 4.40%, 4/1/2027	10,000	10,086
Nevada System of Higher Education, Certification of Participation, Callable 7/1/2026 @ 100, 4.00%, 7/1/2027	700,000	804,097
		819,197
New Hampshire 0.14%
New Hampshire Health and Education Facilities Authority Act, Refunding Revenue Bonds, (FHA), 6.25%, 4/1/2026	100,000	100,000

New Jersey 6.45%
Borough of Seaside Heights, NJ, General Obligation Unlimited, Callable 4/1/2025 @ 100, 4.00%, 4/1/2026	125,000	138,951
Essex County Improvement Authority, Public Improvements, Revenue Bonds, (AGM) (OID), 5.75%, 11/1/2030	250,000	261,703
Hudson County Improvement Authority, Refunding Revenue Bonds, (AGM), 5.40%, 10/1/2025	150,000	184,548
New Jersey Economic Development Authority, Refunding Revenue Bonds, (State Appropriation) (OID), Callable 3/1/2021 @ 100, 5.25%, 9/1/2026	420,000	441,584
New Jersey Economic Development Authority, School Improvements, Refunding Revenue Bonds, Callable 3/1/2023 @ 100, 5.00%, 3/1/2031	300,000	325,806
New Jersey Economic Development Authority, School Improvements, Revenue Bonds, Callable 6/15/2020 @ 100, 5.00%, 12/15/2032	100,000	102,098

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
New Jersey (cont.)
New Jersey Economic Development Authority, University & College Improvements, Revenue Bonds, Callable 6/15/2023 @ 100, 5.00%, 6/15/2030	$250,000	$279,295
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (OID), 5.00%, 7/1/2027	15,000	15,048
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (OID), 6.00%, 7/1/2037	200,000	216,254
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Callable 12/1/2019 @ 100, 5.25%, 12/1/2028	115,000	115,707
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Callable 12/1/2019 @ 100, 5.25%, 12/1/2032	100,000	100,605
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Callable 12/1/2020 @ 100, 5.00%, 12/1/2036	65,000	67,658
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/1/2025 @ 100, 3.50%, 11/1/2036	500,000	525,220
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/1/2025 @ 100, 3.90%, 11/1/2050	175,000	183,223
New Jersey Transportation Trust Fund Authority, Revenue Bonds, 5.00%, 6/15/2021	150,000	158,451
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, (State Appropriation), Callable 6/15/2021 @ 100, 5.00%, 6/15/2022	150,000	158,426
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, (State Appropriation) (OID), Callable 6/15/2021 @ 100, 5.25%, 6/15/2031	220,000	232,441
New Jersey Turnpike Authority, Highway Improvements, Revenue Bonds, 5.00%, 1/1/2031	200,000	220,360
State of New Jersey, Public Improvements, General Obligation Unlimited, Callable 6/1/2025 @ 100, 4.00%, 6/1/2034	250,000	274,445
Tenafly School District, Refunding Bonds, General Obligation Unlimited, (OID), Callable 7/15/2022 @ 100, 3.00%, 7/15/2029	250,000	256,715
Tenafly School District, Refunding Bonds, General Obligation Unlimited, (OID), Callable 7/15/2022 @ 100, 3.00%, 7/15/2030	250,000	256,503
		4,515,041

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
New Mexico 1.24%
New Mexico Hospital Equipment Loan Council, Hospital Improvements Revenue Bonds, (OID), Callable 8/1/2022 @ 100, 4.00%, 8/1/2042	$500,000	$519,990
New Mexico Mortgage Finance Authority, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae) (GTD) (INS), Callable 3/1/2022 @ 100, 3.25%, 9/1/2027	110,000	113,490
New Mexico Mortgage Finance Authority, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae) (GTD) (INS), Callable 3/1/2022 @ 100, 3.55%, 9/1/2032	155,000	159,021
Village of Los Ranchos de Albuquerque, NM, Refunding Revenue Bonds, OID), Callable 9/1/2020 @ 100, 4.50%, 9/1/2040	75,000	76,483
		868,984
New York 22.59%
Hudson Yards Infrastructure Corporation, Public Improvements, Revenue Bonds, Callable 2/15/2021 @ 100, 5.75%, 2/15/2047	95,000	100,408
Hudson Yards Infrastructure Corporation, Revenue Bonds, Callable 2/15/2021 @ 100, 5.25%, 2/15/2047	190,000	199,948
Hudson Yards Infrastructure Corporation, Revenue Bonds, 5.25%, 2/15/2047	10,000	10,546
Hudson Yards Infrastructure Corporation, Revenue Bonds, Series A, Callable 2/15/2027 @ 100, 4.00%, 2/15/2044	575,000	640,573
Metropolitan Transportation Authority, Refunding Revenue Bonds, 5.25%, 11/15/2028	50,000	58,356
Metropolitan Transportation Authority, Refunding Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2037	250,000	307,640
Metropolitan Transportation Authority, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2035	250,000	309,903
Metropolitan Transportation Authority, Revenue Bonds, 5.00%, 11/15/2028	250,000	320,170
Metropolitan Transportation Authority, Revenue Bonds, (OID), 4.75%, 11/15/2036	110,000	117,096
Metropolitan Transportation Authority, Revenue Bonds, (OID), 4.75%, 11/15/2036	140,000	150,766
Metropolitan Transportation Authority, Transit Improvements, Refunding Revenue Bonds, 5.00%, 11/15/2028	250,000	302,380

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
New York (cont.)
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Callable 5/15/2023 @ 100, 5.00%, 11/15/2033	$100,000	$111,261
Monroe County Industrial Development Corporation, Hospital Improvements, Revenue Bonds, (INS), Callable 2/15/2021 @ 100, 5.75%, 8/15/2035	250,000	265,430
New York City Housing Development Corporation, Local Multi-Family Housing Revenue Bonds, Callable 11/1/2020 @ 100, 4.75%, 5/1/2041	250,000	257,675
New York City Housing Development Corporation, Local Multi-Family Housing, Revenue Bonds, Callable 3/16/2020 @ 100, 4.90%, 11/1/2040	250,000	253,200
New York City Housing Development Corporation, Local Multi-Family Housing, Revenue Bonds, Callable 11/1/2019 @ 100, 4.95%, 5/1/2047	500,000	501,505
New York City Housing Development Corporation, Local Multi-Family Housing, Revenue Bonds, Callable 5/1/2020 @ 100, 4.85%, 11/1/2035	250,000	254,920
New York City Housing Development Corporation, Local Multi-Family Housing, Revenue Bonds, 5.00%, 5/1/2020	150,000	153,180
New York City Housing Development Corporation, Revenue Bonds, Callable 2/1/2026 @ 100, 3.50%, 11/1/2032	150,000	160,343
New York City Housing Development Corporation, Revenue Bonds, Callable 11/1/2025 @ 100, 3.60%, 11/1/2031	250,000	269,382
New York City Housing Development Corporation, Revenue Bonds, Callable 5/1/2025 @ 100, 3.10%, 11/1/2032	250,000	260,120
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (FGIC), 5.00%, 3/1/2031	145,000	146,211
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (FGIC), 5.00%, 3/1/2046	1,500,000	1,547,625
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (FGIC) (OID), 4.50%, 3/1/2039	100,000	100,170
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (NATL-RE), 5.00%, 3/1/2036	115,000	115,319

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
New York (cont.)
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (OID), Callable 1/1/2020 @ 100, 6.50%, 1/1/2046	$650,000	$652,607
New York City Transitional Finance AuthFuture Tax Secured Revenue, Callable 5/1/2027 @ 100, 4.00%, 5/1/2044	300,000	333,282
New York City Transitional Finance Authority Building Aid Revenue, Public Improvements, Revenue Bonds, (State Aid Withholding), Callable 1/15/2025 @ 100, 5.00%, 7/15/2027	250,000	296,360
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, 5.00%, 7/15/2031	250,000	300,910
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 8/1/2023	100,000	113,858
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 8/1/2026 @ 100, 4.00%, 8/1/2035	100,000	113,308
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 8/1/2024	100,000	117,210
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 8/1/2025 @ 100, 5.00%, 8/1/2027	25,000	30,061
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 11/1/2020 @ 100, 5.00%, 8/1/2021	100,000	106,821
New York City Water & Sewer System, Revenue Bonds, 5.00%, 6/15/2045	35,000	37,866
New York City Water & Sewer System, Revenue Bonds, Callable 6/15/2027 @ 100, 5.00%, 6/15/2032	100,000	124,407
New York City Water & Sewer System, Revenue Bonds, Callable 12/15/2021 @ 100, 5.00%, 6/15/2045	215,000	230,716
New York Liberty Development Corporation, Refunding Revenue Bonds, Callable 1/15/2020 @ 100, 5.63%, 7/15/2047	250,000	253,225
New York State Dormitory Authority, Refunding Revenue Bonds, (State Aid Withholding), Callable 10/1/2022 @ 100, 3.25%, 4/1/2031	280,000	289,005
New York State Dormitory Authority, Revenue Bonds, 5.00%, 5/15/2020	100,000	102,356

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
New York (cont.)
New York State Dormitory Authority, Revenue Bonds, 5.00%, 8/15/2021	$100,000	$107,253
New York State Dormitory Authority, Revenue Bonds, 5.00%, 5/15/2022	165,000	181,031
New York State Dormitory Authority, Revenue Bonds, Callable 7/1/2025 @ 100, 5.00%, 7/1/2037	385,000	451,224
New York State Dormitory Authority, Revenue Bonds, Callable 3/15/2028 @ 100, 5.00%, 3/15/2043	250,000	304,358
New York State Dormitory Authority, Revenue Bonds, 4.75%, 10/1/2040	5,000	5,153
New York State Dormitory Authority, Revenue Bonds, 4.75%, 10/1/2040	160,000	165,792
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, (OID), 5.25%, 7/1/2031	40,000	42,886
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 5/1/2020 @ 100, 4.85%, 11/1/2036	100,000	101,386
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (SONYMA), Callable 5/1/2020 @ 100, 5.20%, 5/1/2042	500,000	509,000
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (SONYMA), Callable 5/1/2020 @ 100, 4.75%, 5/1/2031	200,000	203,400
New York State Thruway Authority, Revenue Bonds, Callable 1/1/2026 @ 100, 4.00%, 1/1/2037	100,000	109,982
New York State Urban Development Corporation, Public Improvements, Revenue Bonds, 5.00%, 3/15/2020	100,000	101,682
New York, NY, Callable 8/1/2029 @ 100, 5.00%, 8/1/2043	500,000	622,190
New York, NY, Callable 8/1/2029 @ 100, 4.00%, 8/1/2044	250,000	284,263
Port Authority of New York & New Jersey, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2037	250,000	309,547
Port Authority of New York & New Jersey, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2030	250,000	316,542
State of New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, Callable 10/1/2021 @ 100, 3.75%, 10/1/2032	1,000,000	1,025,780

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
New York (cont.)
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/2027	$100,000	$122,619
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/2023	100,000	115,297
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2025 @ 100, 5.00%, 11/15/2040	310,000	367,595
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2025 @ 100, 5.00%, 11/15/2035	250,000	298,830
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/2021	50,000	54,010
		15,815,939
North Carolina 0.33%
University of North Carolina at Charlotte/The, Revenue Bonds, Callable 10/1/2027 @ 100, 4.00%, 10/1/2037	100,000	112,388
University of North Carolina at Charlotte/The, University & College Improvements, Revenue Bonds, Callable 4/1/2025 @ 100, 5.00%, 4/1/2040	100,000	116,322
		228,710
North Dakota 0.15%
City of Bismarck, ND, Sanitary Sewer Revenue, Revenue Bonds, Callable 5/1/2025 @ 100, 3.00%, 5/1/2029	100,000	105,619

Ohio 1.09%
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes, Revenue Bonds, 6.50%, 6/1/2047	80,000	82,127
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes, Revenue Bonds, (OID), 6.00%, 6/1/2042	420,000	422,797
Ohio Higher Educational Facility Commission, Revenue Bonds, (OID), Callable 7/1/2020 @ 100, 5.00%, 7/1/2044	165,000	168,909
Ohio Higher Educational Facility Commission, Revenue Bonds, (OID), 5.00%, 7/1/2044	85,000	87,316
		761,149

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Oklahoma 0.37%
Oklahoma Municipal Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Callable 1/1/2023 @ 100, 4.00%, 1/1/2047	$250,000	$261,345

Oregon 0.49%
Medford Hospital Facilities Authority, Refunding Revenue Bonds, (AGM), Callable 8/15/2020 @ 100, 5.00%, 8/15/2021	100,000	103,258
Oregon Health & Science University, Refunding Revenue Bonds, Callable 7/1/2022 @ 100, 5.00%, 7/1/2032	35,000	38,126
Oregon State Facilities Authority, Refunding Revenue Bonds, 5.00%, 11/1/2039	200,000	200,580
		341,964
Pennsylvania 3.81%
Allegheny County Sanitary Authority, Sewer Improvements, Revenue Bonds, Callable 12/1/2023 @ 100, 5.25%, 12/1/2044	500,000	571,495
City of Philadelphia, PA, Refunding Bonds, General Obligation Unlimited, (AGM) (OID), 5.25%, 8/1/2026	135,000	139,479
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/1/2022 @ 100, 5.00%, 5/1/2037	100,000	106,497
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/1/2022 @ 100, 5.00%, 5/1/2042	100,000	105,958
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds (OID), Callable 11/1/2022 @ 100, 4.00%, 5/1/2032	100,000	102,500
Pennsylvania Housing Finance Agency, Revenue Bonds, Callable 4/1/2027 @ 100, 3.65%, 10/1/2042	100,000	105,227
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2035	125,000	151,841
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2036	100,000	121,219
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2034	190,000	231,329

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Pennsylvania (cont.)
Pennsylvania Turnpike Commission, Revenue Bonds, Callable 12/1/2025 @ 100, 5.00%, 12/1/2045	$500,000	$570,505
Pennsylvania Turnpike Commission, Revenue Bonds, 5.25%, 7/15/2028	150,000	196,770
West View Municipal Authority Water Revenue, Water Utility Improvements, Revenue Bonds, (OID), Callable 11/15/2024 @ 100, 4.00%, 11/15/2043	250,000	268,725
		2,671,545
Puerto Rico 0.81%
Commonwealth of Puerto Rico, General Obligation Unlimited, (AGM) (OID), Callable 7/1/2021 @ 100, 5.25%, 7/1/2026	100,000	104,581
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited (AGM), Callable 1/1/2020 @ 100, 5.00%, 7/1/2031	200,000	202,898
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, 5.00%, 7/1/2022	250,000	262,500
		569,979
Rhode Island 1.96%
Rhode Island Housing & Mortgage Finance Corporation, Refunding Revenue Bonds, Callable 4/1/2021 @ 100, 4.10%, 10/1/2037	80,000	80,609
Rhode Island Housing & Mortgage Finance Corporation, Refunding Revenue Bonds, Callable 4/1/2021 @ 100, 3.45%, 4/1/2026	500,000	511,870
Rhode Island Housing & Mortgage Finance Corporation, State Single-Family Housing, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae), Callable 4/1/2022 @ 100, 3.45%, 4/1/2035	235,000	241,178
Rhode Island Student Loan Authority, Refunding Revenue Bonds, Callable 12/1/2019 @ 100, 6.35%, 12/1/2030	500,000	504,285
Rhode Island Turnpike & Bridge Authority, Highway Improvements, Revenue Bonds, (OID), Callable 12/1/2020 @ 100, 5.00%, 12/1/2039	35,000	36,378
		1,374,320
South Dakota 0.59%
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/1/2025 @ 100, 3.13%, 11/1/2036	150,000	154,336
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/1/2025 @ 100, 2.45%, 5/1/2027	250,000	255,933
		410,269

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Tennessee 0.61%
City of Memphis, TN, General Obligation Unlimited, Callable 4/1/2024 @ 100, 5.00%, 4/1/2044	$100,000	$112,759
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, Callable 7/1/2020 @ 100, 5.00%, 7/1/2026	200,000	205,268
Tennessee Housing Development Agency, Revenue Bonds, Callable 1/1/2027 @ 100, 3.40%, 7/1/2037	100,000	106,117
		424,144
Texas 5.81%
City of Houston, TX, Refunding Revenue Bonds, Callable 9/1/2021 @ 100, 5.25%, 9/1/2029	500,000	534,655
City of Houston, TX, Refunding Revenue Bonds, Callable 3/1/2029 @ 100, 4.00%, 3/1/2049	500,000	563,555
City Public Service Board of San Antonio, TX, Revenue Bonds, Callable 8/1/2026 @ 100, 5.00%, 2/1/2032	250,000	303,160
Clifton Higher Education Finance Corporation, School Improvements, Refunding Revenue Bonds, 4.00%, 8/15/2044	500,000	535,715
Comal Independent School District, School Improvements, General Obligation Unlimited, Callable 2/1/2026 @ 100, 4.00%, 2/1/2034	250,000	277,977
Fort Bend Grand Parkway Toll Road Authority, Refunding Revenue Bonds, Callable 3/1/2022 @ 100, 4.00%, 3/1/2046	250,000	261,300
Harris County Cultural Education Facilities Finance Corporation, Refunding Revenue Bonds, 5.00%, 10/1/2019	120,000	120,000
Harris County Cultural Education Facilities Finance Corporation, Refunding Revenue Bonds, (OID), Callable 10/1/2019 @ 100, 4.75%, 10/1/2025	175,000	175,000
Harris County Cultural Education Facilities Finance Corporation, Revenue Bonds, Callable 5/15/2026 @ 100, 4.00%, 11/15/2030	130,000	146,086
San Antonio Public Facilities Corporation, Public Improvements, Refunding Revenue Bonds, (OID), Callable 9/15/2022 @ 100, 4.00%, 9/15/2042	250,000	262,363
San Antonio Water System, Refunding Revenue Bonds, Callable 11/15/2029 @ 100, 5.00%, 5/15/2034	190,000	243,090

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Texas (cont.)
Tarrant County Health Facilities Development Corporation, Hospital Improvements, Revenue Bonds, Callable 12/1/2019 @ 100, 5.00%, 12/1/2023	$100,000	$100,585
Texas A&M University, Refunding Revenue Bonds, 5.00%, 5/15/2039	100,000	102,324
Texas Public Finance Authority, Revenue Bonds, Callable 12/1/2026 @ 100, 4.00%, 12/1/2031	200,000	226,244
White Oak, TX, Independent School District, General Obligation Unlimited, Callable 2/15/2027 @ 100, 4.00%, 2/15/2029	190,000	218,129
		4,070,183
Utah 0.45%
University of Utah/The, University & College Improvements, Revenue Bonds, 5.00%, 8/1/2043	250,000	285,155
Utah Housing Corporation, State Single-Family Housing, Revenue Bonds, Callable 1/1/2021 @ 100, 5.25%, 1/1/2025	15,000	15,063
Utah Housing Corporation, State Single-Family Housing, Revenue Bonds, Callable 1/1/2021 @ 100, 5.75%, 1/1/2033	15,000	15,128
		315,346
Vermont 0.36%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 8/15/2022 @ 100, 3.75%, 8/15/2037	245,000	251,647

Virgin Islands 0.14%
Virgin Islands Public Finance Authority, Refunding Revenue Bonds, Callable 10/1/2019 @ 100, 5.00%, 10/1/2025	100,000	100,188

Virginia 0.71%
Virginia Housing Development Authority, State Single-Family Housing, Revenue Bonds, Callable 4/1/2020 @ 100, 4.50%, 10/1/2045	215,000	218,051
Virginia Resources Authority, Revenue Bonds, Callable 11/1/2025 @ 100, 4.00%, 11/1/2033	250,000	281,515
		499,566
Washington 1.92%
Spokane Public Facilities District, Public Improvements, Revenue Bonds, Callable 6/1/2023 @ 100, 5.00%, 5/1/2043	1,000,000	1,095,840

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Washington (cont.)
Washington Health Care Facilities Authority, Revenue Bonds, 5.00%, 11/1/2028	$250,000	$250,735
		1,346,575
Wisconsin 0.12%
Wisconsin Housing & Economic Development Authority, State Multi-Family Housing, Revenue Bonds, (OID), Callable 5/1/2020 @ 100, 5.63%, 11/1/2035	80,000	81,448

Wyoming 0.72%
Wyoming Community Development Authority, State Single-Family Housing, Revenue Bonds, Callable 5/1/2020 @ 100, 3.70%, 6/1/2039	485,000	504,657

Total Municipal Bonds (Cost $65,934,758)		69,172,491

	Shares
Money Market Funds 0.27%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 1.80%(a)	189,101	189,101

Total Money Market Funds (Cost $189,101)		189,101

Total Investments — 99.05% (Cost $66,123,859)		69,361,592
Other Assets in Excess of Liabilities — 0.95%		665,682
NET ASSETS - 100.00%		$70,027,274

(a)	Rate disclosed is the seven day effective yield as of September 30, 2019.

See accompanying notes which are an integral part of these schedules of investments.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

FHA — Insured by Federal Housing Administration

GO — General Obligation

GTD — Guaranteed

INS — Insured

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

SONYMA — State of New York Mortgage Agency

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED)

	Shares	Market Value
Common Stocks 9.23%

Communication Services 0.96%
AT&T, Inc.	18,000	$681,120
Verizon Communications, Inc.	10,000	603,600
		1,284,720
Energy 5.71%
Buckeye Partners LP	8,903	365,824
CNX Midstream Partners LP	8,500	119,850
Enbridge, Inc.	29,763	1,044,086
Energy Transfer Equity LP	64,571	844,589
EnLink Midstream, LLC	38,945	331,032
Enterprise Products Partners LP	42,400	1,211,792
Global Partners LP	7,215	141,486
Magellan Midstream Partners LP	11,700	775,359
MPLX LP	39,269	1,099,925
Plains All American Pipeline LP	3,200	66,400
Targa Resources Corporation	12,739	511,726
TC PipeLines LP	7,195	292,621
USA Compression Partners LP	8,796	151,907
Western Midstream Partners LP	24,782	616,824
		7,573,421
Financials 0.26%
Blackstone Group LP (The)	7,100	346,764

Real Estate Investment Trusts (REITs) 2.30%
Apple Hospitality REIT, Inc.	32,539	539,496
Blackstone Mortgage Trust, Inc., Class A	11,565	414,605
City Office REIT, Inc.	20,000	287,800
DiamondRock Hospitality Company	25,953	266,018
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	37,792	1,101,637
Pebblebrook Hotel Trust	8,806	244,983
Spirit MTA REIT	2,000	16,880

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (cont.)
Spirit Realty Capital, Inc.	4,000	$191,440
		3,062,859
Total Common Stocks (Cost $9,209,445)		12,267,764

Preferred Stocks 12.28%

Financials 3.94%
American Financial Group, Inc., 6.00%	8,700	226,374
Arch Capital Group Ltd., 5.25%	20,000	507,200
Bank of America Corporation, 5.88%	8,000	220,320
Bank of America Corporation, Series LL, 5.00%	15,000	384,900
Bank of New York Mellon Corporation (The), 5.20%	8,700	223,068
First Republic Bank, 5.70%	9,000	237,780
Globe Life, Inc., 6.13%	10,000	268,500
Hancock Holding Company, 5.95%	3,700	94,868
JPMorgan Chase & Company, 5.45%	4,480	113,926
JPMorgan Chase & Company, Series EE, 6.00%	20,000	562,800
KeyCorp, Series G, 5.63%	15,000	404,550
KKR & Compnay LP, Series B, 6.50%	10,000	270,000
PNC Financial Services Group, Inc. (The), 5.38%	4,250	109,990
Prudential Financial, Inc., 5.63%	10,000	278,000
State Street Corporation, 5.25%	8,050	202,941
State Street Corporation, 5.35%	1,000	26,760
U.S. Bancorp, Series F, 6.50%	7,300	199,655
Wells Fargo & Company, 5.20%	15,850	395,616
Wells Fargo & Company, 5.70%	20,000	512,600
		5,239,848
Industrials 0.49%
Pitney Bowes, Inc., 6.70%	5,700	120,555
Stanley Black & Decker, Inc., 5.75%	20,687	528,967
		649,522

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Real Estate 5.10%
Digital Realty Trust, Inc., 6.35%	25,450	$658,392
Federal Realty Investment Trust, 5.00%	7,500	189,450
Kimco Realty Corporation, 5.50%	39,809	1,003,983
National Retail Properties, Inc., 5.20%	25,000	645,750
PS Business Parks, Inc., 5.20%	4,000	104,560
PS Business Parks, Inc., 5.20%	10,000	254,200
PS Business Parks, Inc., 5.25%	10,000	262,700
PS Business Parks, Inc., 5.70%	6,498	167,323
Public Storage, 4.90%	20,000	515,000
Public Storage, 4.95%	20,000	513,600
Public Storage, 5.13%	10,000	260,500
Public Storage, 5.88%	7,076	179,164
Public Storage, Series I, 4.88%	9,583	251,650
Senior Housing Properties Trust, 5.63%	26,660	641,173
SITE Centers Corp., Series J, 6.50%	9,184	231,896
Taubman Centers, Inc., 6.25%	13,046	336,978
Taubman Centers, Inc., 6.50%	9,416	245,287
Vornado Realty Trust, 5.40%	12,298	307,573
		6,769,179
Utilities 2.75%
DTE Energy Company, 5.38%	10,000	262,200
DTE Energy Company, 6.00%	20,000	558,600
Duke Energy Corporation, 5.13%	9,030	233,335
Entergy Arkansas, Inc., 4.88%	20,000	534,600
Entergy Louisiana LLC, 4.88%	10,000	264,600
Entergy Mississippi, Inc., 4.90%	30,000	820,500
NextEra Energy Capital Holdings, Inc., 5.00%	6,700	170,448
NextEra Energy Capital Holdings, Inc., 5.25%	10,000	273,600
Southern Company, 5.25%	20,000	535,200
		3,653,083
Total Preferred Stocks (Cost $15,677,237)		16,311,632

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Collateralized Mortgage Obligations 0.13%
CHL Mortgage Pass-Through Trust	$33,710	$29,171
CHL Mortgage Pass-Through Trust	36,443	32,234
Citicorp Mortgage Securities, Inc.	106,098	108,628

Total Collateralized Mortgage Obligations (Cost $124,203)		170,033

Corporate Bonds 10.12%
Bank of New York Mellon Corporation (The), 4.63%, 12/20/2049	500,000	511,740
Choice Hotels International, Inc., 5.70%, 8/28/2020	200,000	206,500
Dow Chemical Company (The), 3.05%, 2/15/2022	1,000,000	995,157
Duke Realty LP, 4.38%, 6/15/2022	250,000	262,721
Entergy Texas, Inc., 5.15%, 6/1/2045	100,000	106,879
Exelon Generation Company LLC, 5.60%, 6/15/2042(a) (b)	400,000	428,568
Fifth Third Bancorp, 8.25%, 3/1/2038	250,000	385,060
General Electric Company, 5.00%, 12/29/2049	765,000	723,790
Goldman Sachs Group, Inc. (The), 6.45%, 5/1/2036	500,000	650,982
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/2037	850,000	1,148,856
Hospitality Properties Trust, 4.50%, 3/15/2025	500,000	506,679
Kinder Morgan Energy Partners LP, 6.50%, 2/1/2037	250,000	310,945
MetLife, Inc., 9.25%, 4/8/2068(a)	1,500,000	2,181,143
MetLife, Inc., 10.75%, 8/1/2039	1,000,000	1,611,865
PECO Energy Capital Trust IV, 5.75%, 6/15/2033	1,000,000	1,056,250
Qwest Corporation, 7.13%, 11/15/2043	1,000,000	1,013,302
SL Green Realty Corporation, 7.75%, 3/15/2020	1,000,000	1,023,428
Valero Energy Corporation, 8.75%, 6/15/2030	224,000	313,023

Total Corporate Bonds (Cost $12,245,702)		13,436,888

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Municipal Bonds 66.10%

Alabama 2.90%
Health Care Authority for Baptist Health (The), Refunding Revenue Bonds, 5.50%, 11/15/2043	$2,000,000	$2,600,600
University of Alabama (The), University & College Improvements, Build America Revenue Bonds, Callable 6/1/2020 @ 100, 6.13%, 6/1/2042	500,000	511,925
University of Alabama (The), University & College Improvements, Build America Revenue Bonds, Callable 6/1/2020 @ 100, 6.13%, 6/1/2039	715,000	732,653
		3,845,178
Arizona 2.12%
Arizona School Facilities Board, School Improvements, Certificate of Participation, 6.00%, 9/1/2027	225,000	280,555
Northern Arizona University, University & College Improvements, Build America Revenue Bonds, Callable 8/1/2020 @ 100, 5.92%, 8/1/2022	1,365,000	1,406,646
University of Arizona, University & College Improvements, Build America Revenue Bonds, Callable 8/1/2020 @ 100, 6.64%, 8/1/2044	1,085,000	1,126,512
		2,813,713
California 4.24%
Alhambra Unified School District, University & College Improvements, General Obligation Unlimited, 6.70%, 2/1/2026	465,000	556,414
City & County of San Francisco, CA, General Obligation Unlimited, Callable 6/1/2023 @ 100, 6.26%, 6/15/2030	450,000	607,851
County of San Bernardino, CA, Refunding Revenue Bonds, 6.02%, 8/1/2023	145,000	159,897
Oakland Redevelopment Agency Successor Agency, Economic Improvements, Tax Allocation Bonds, 8.50%, 9/1/2020	170,000	179,693
Peralta Community College District, Refunding Revenue Bonds, 7.31%, 8/1/2031	310,000	416,001
Peralta Community College District, Refunding Revenue Bonds, 6.91%, 8/1/2025	500,000	605,980
San Bernardino City Unified School District, School Improvements, Certificate of Participation, (AGM) (OID), 8.05%, 2/1/2023	1,000,000	1,171,420

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
California (cont.)
San Bernardino City Unified School District, School Improvements, Certificate of Participation, (AGM) (OID), 8.25%, 2/1/2026	$500,000	$644,115
University of California, Revenue Bonds, Callable 5/15/2030 @ 100, 6.30%, 5/15/2050	510,000	652,652
University of California, University & College Improvements, Refunding Revenue Bonds, Callable 2/15/2020 @ 100, 3.66%, 5/15/2027	250,000	274,170
West Contra Costa Unified School District, School Improvements, General Obligation Unlimited, 6.25%, 8/1/2030	250,000	342,035
		5,610,228
Colorado 0.96%
City of Brighton, CO, Public Improvements, Build America Bonds, Certificate of Participation, (AGM) (OID), Callable 12/1/2020 @ 100, 6.75%, 12/1/2035	250,000	262,183
Colorado Mesa University, University & College Improvements, Build America Revenue Bonds, (State Higher Education Intercept Program), 6.75%, 5/15/2042	500,000	753,385
County of Gunnison, CO, Public Improvements, Build America Bonds, Certificate of Participation, Callable 7/15/2020 @ 100, 5.95%, 7/15/2030	250,000	257,888
		1,273,456
Connecticut 0.67%
City of Waterbury, CT, Public Improvements, General Obligation Unlimited, (AGM), Callable 9/1/2020 @ 100, 6.10%, 9/1/2030	500,000	517,915
State of Connecticut, General Obligation Unlimited, Callable 6/15/2025 @ 100, 5.85%, 3/15/2032	280,000	368,634
		886,549
Florida 4.71%
City of Lake City, FL Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, (AGM), Callable 7/1/2020 @ 100, 6.28%, 7/1/2040	200,000	205,220
City of Lake City, FL Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, (AGM), Callable 7/1/2020 @ 100, 6.03%, 7/1/2030	100,000	102,466
City of Miami Gardens, FL, Public Improvements, Build America Bonds, Certificate of Participation, 7.17%, 6/1/2026	1,250,000	1,452,588

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Florida (cont.)
City of Oakland Park, FL Water & Sewer Revenue, Sewer Improvements, Build America Revenue Bonds, (AGM), Callable 9/1/2020 @ 100, 6.14%, 9/1/2035	$300,000	$312,177
City of Orlando, FL, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/1/2019 @ 100, 7.10%, 10/1/2039	165,000	165,751
City of Orlando, FL, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/1/2019 @ 100, 6.85%, 10/1/2029	250,000	251,130
City of Tallahassee, FL, Utility System Revenue, Build America Revenue Bonds, 5.22%, 10/1/2040	300,000	403,485
County of Miami-Dade, FL Transit System, Transit Improvements, Build America Revenue Bonds, 5.53%, 7/1/2032	500,000	606,995
County of Miami-Dade, FL, Port, Airport & Marina Improvements, Build America Revenue Bonds, (AGM) (OID), 7.50%, 4/1/2040	1,000,000	1,539,350
County of Miami-Dade, FL, Public Improvements, Build America Revenue Bonds, Callable 4/1/2020 @ 100, 6.54%, 4/1/2030	250,000	255,448
County of Miami-Dade, FL, Recreational Facility Improvements, Revenue Bonds, (AGM), 7.08%, 10/1/2029	250,000	324,900
Florida Atlantic University Finance Corporation, University & College Improvements, Build America Revenue Bonds, 7.64%, 7/1/2040	165,000	171,876
Florida State Board of Governors, University & College Improvements, Build America Revenue Bonds, Callable 11/1/2020 @ 100, 7.50%, 11/1/2035	250,000	265,283
Town of Miami Lakes, FL, Public Improvements, Build America Revenue Bonds, 7.59%, 12/1/2030	150,000	210,921
		6,267,590
Georgia 4.75%
Cobb Marietta Georgia Coliseum, Revenue Bonds, Callable 1/1/2026 @ 100, 4.50%, 1/1/2047	600,000	647,466
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.06%, 4/1/2057	2,487,000	3,509,928
State of Georgia, Public Improvements, General Obligation Unlimited, Callable 2/1/2024 @ 100, 3.84%, 2/1/2032	2,000,000	2,149,700
		6,307,094

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Hawaii 0.41%
State of Hawaii, General Obligation Unlimited, Callable 10/1/2025 @ 100, 4.05%, 10/1/2032	$495,000	$540,198

Idaho 0.33%
Idaho Water Resource Board, Water Utility Improvements, Revenue Bonds, (OID), Callable 9/1/2022 @ 100, 5.25%, 9/1/2024	400,000	431,564

Illinois 3.82%
City of Chicago Heights, IL, Refunding Bonds, General Obligation Unlimited, (AGM) (OID), Callable 1/15/2021 @ 100, 6.00%, 1/15/2028	150,000	156,689
City of Chicago, IL Waterworks Revenue, Water Utility Improvements, Build America Revenue Bonds, 6.74%, 11/1/2040	250,000	359,983
Henry Hospital District, Hospital Improvements, Build America Bonds, General Obligation Unlimited, (AGM), Callable 12/1/2019 @ 100, 6.65%, 12/1/2029	840,000	845,888
Lake County Community Unit School District No. 187 North Chicago, School Improvements, General Obligation Unlimited, (AGM) (OID), 7.13%, 1/1/2035	1,000,000	1,012,690
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, (AGM), Callable 4/1/2020 @ 100, 7.75%, 4/1/2030	250,000	256,190
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, (AGM), Callable 4/1/2020 @ 100, 8.15%, 4/1/2041	570,000	584,672
Village of Glenwood, IL, Public Improvements, Build America Bonds, General Obligation Unlimited, (AGM), 7.03%, 12/1/2028	1,500,000	1,857,570
		5,073,682
Indiana 1.80%
Anderson School Building Corporation, Refunding Bonds, General Obligation Limited, Callable 8/1/2020 @ 100, 3.95%, 7/5/2029	1,000,000	1,039,200
Anderson School Building Corporation, Refunding Bonds, General Obligation Limited, (OID), Callable 8/1/2020 @ 100, 3.75%, 7/5/2028	1,000,000	1,036,880

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Indiana (cont.)
Evansville Redevelopment Authority, Recreational Facility Improvements, Build America Refunding Revenue Bonds, Callable 8/1/2020 @ 100, 7.21%, 2/1/2039	$300,000	$312,303
		2,388,383
Kansas 0.29%
Kansas Development Finance Authority, Public Improvements, Build America Revenue Bonds, Callable 11/1/2019 @ 100, 6.26%, 11/1/2028	390,000	391,416

Kentucky 0.54%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), Callable 9/1/2020 @ 100, 6.49%, 9/1/2037	250,000	260,225
Kentucky State Property & Building Commission, Economic Improvements, University & College Improvements, Build America Revenue Bonds, Callable 12/1/2021 @ 100, 5.37%, 11/1/2025	400,000	454,092
		714,317
Louisiana 0.26%
Tangipahoa Parish Hospital Service District No. 1, Hospital Improvements, Build America Revenue Bonds, Callable 2/1/2020 @ 100, 7.20%, 2/1/2042	340,000	344,491

Massachusetts 0.41%
City of Worcester, MA, Pension Funding, General Obligation Limited, (AGM) (OID), 6.25%, 1/1/2028	175,000	205,121
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, 6.43%, 10/1/2035	250,000	338,107
University of Massachusetts Building Authority, University & College Improvements, Build America Revenue Bonds, 6.57%, 5/1/2039	15,000	15,054
		558,282
Michigan 3.42%
Avondale School District, School Improvements, Build America Bonds, General Obligation Unlimited, (AGM), Callable 5/1/2020 @ 100, 5.75%, 5/1/2032	500,000	508,570

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Michigan (cont.)
Comstock Park Public Schools, School Improvements, General Obligation Unlimited, Callable 5/1/2021 @ 100, 6.20%, 5/1/2024	$200,000	$213,610
County of Macomb, MI, Retirement Facilities, General Obligation Limited, Callable 2/1/2023 @ 100, 4.13%, 11/1/2030	250,000	275,943
Michigan Finance Authority, Revenue Bonds, Callable 9/1/2025 @ 100, 3.90%, 9/1/2030	250,000	265,173
Michigan Finance Authority, School Improvements, Revenue Bonds, Callable 5/1/2021 @ 100, 6.20%, 5/1/2022	245,000	256,765
Michigan Finance Authority, School Improvements, Revenue Bonds, Callable 11/1/2020 @ 100, 6.38%, 11/1/2025	500,000	517,975
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, (OID), 7.31%, 6/1/2034	2,315,000	2,345,998
Onsted Community Schools, School Improvements, General Obligation Unlimited, Callable 5/1/2020 @ 100, 5.90%, 5/1/2027	150,000	153,297
St Johns Public Schools, General Obligation Unlimited, Callable 5/1/2020 @ 100, 6.65%, 5/1/2040	5,000	5,128
		4,542,459
Mississippi 0.68%
Mississippi Development Bank, Highway Improvements, Build America Revenue Bonds, 6.59%, 1/1/2035	650,000	908,973

Missouri 3.64%
City of Kansas City, MO, Revenue Bonds, 7.83%, 4/1/2040	2,455,000	3,561,100
City of Sedalia, MO, Sewer Improvements, Build America Bonds, Certificate of Participation, (AGM), Callable 6/1/2020 @ 100, 6.50%, 6/1/2024	250,000	257,513
City of St. Charles, MO, Water Utility Improvements Build America Bonds, Certificate of Participation, Callable 8/1/2020 @ 100, 5.65%, 2/1/2030	275,000	282,945
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.73%, 1/1/2039	475,000	740,544
		4,842,102

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Nebraska 0.18%
Nebraska Public Power District, Electric Lights & Power Improvements, Build America Revenue Bonds, 5.32%, 1/1/2030	$200,000	$242,554

Nevada 1.22%
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.88%, 2/1/2040	250,000	435,812
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.97%, 2/1/2040	590,000	953,652
Pershing County School District, School Improvements, Build America Bonds, General Obligation Limited, (GTD), Callable 4/1/2020 @ 100, 6.25%, 4/1/2030	220,000	223,359
		1,612,823
New Jersey 2.44%
New Jersey Economic Development Authority, Revenue Bonds, 7.43%, 2/15/2029	250,000	319,542
New Jersey Economic Development Authority, School Improvements, Build America Revenue Bonds, Callable 6/15/2020 @ 100, 6.43%, 12/15/2035	500,000	512,665
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 7/1/2020 @ 100, 6.19%, 7/1/2040	500,000	512,965
Township of Brick, NJ, General Obligation Unlimited, 3.75%, 9/1/2028	1,780,000	1,880,677
		3,225,849
New York 8.04%
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.70%, 3/1/2027	145,000	177,248
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, Callable 12/14/2028 @ 100, 5.21%, 10/1/2031	100,000	120,834
County of Nassau, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.38%, 10/1/2024	500,000	575,765
Long Island Power Authority, Revenue Bonds, (OID), 5.85%, 5/1/2041	195,000	268,496
Metropolitan Transportation Authority, Revenue Bonds, 5.87%, 11/15/2039	200,000	263,396

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
New York (cont.)
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 5.99%, 11/15/2030	$125,000	$160,308
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.20%, 11/15/2026	375,000	444,615
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.59%, 11/15/2030	395,000	513,907
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.69%, 11/15/2040	500,000	719,990
New York City Industrial Development Agency, Recreational Facilities Improvements Revenue Bonds, (NATL-RE), 5.90%, 3/1/2046	680,000	817,081
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, (State Aid Withholding), 6.83%, 7/15/2040	500,000	715,915
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, Callable 11/24/2034 @ 100, 5.47%, 5/1/2036	815,000	1,093,616
New York City Water & Sewer System, Build America Refunding Revenue Bonds, Callable 6/15/2020 @ 100, 6.49%, 6/15/2042	200,000	206,150
New York Municipal Bond Bank Agency, Build America Refunding Revenue Bonds, Callable 12/15/2019 @ 100, 6.88%, 12/15/2034	500,000	504,215
New York State Dormitory Authority, Revenue Bonds, Callable 7/1/2029 @ 100, 4.29%, 7/1/2044	250,000	278,977
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, 3.92%, 10/15/2028	2,115,000	2,291,391
Port Authority of New York & New Jersey, Revenue Bonds, Callable 6/1/2025 @ 100, 4.82%, 6/1/2045	1,000,000	1,118,390
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2033 @ 100, 5.55%, 11/15/2040	150,000	204,048
Western Nassau County Water Authority, Build America Revenue Bonds, 6.70%, 4/1/2040	150,000	208,244
		10,682,586
North Carolina 0.18%
County of Cabarrus, NC, School Improvements, Revenue Bonds, Callable 4/1/2021 @ 100, 5.50%, 4/1/2026	235,000	244,825

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Ohio 3.15%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.50%, 2/15/2050	$500,000	$809,760
American Municipal Power, Inc., Revenue Bonds, 6.27%, 2/15/2050	500,000	689,960
Cincinnati City School District, Refunding Bonds, Certificate of Participation, (OID), Callable 2/15/2020 @ 100, 4.00%, 12/15/2032	200,000	213,646
County of Cuyahoga, OH, Hospital Improvements, Build America Revenue Bonds, 8.22%, 2/15/2040	1,000,000	1,381,100
Madison Local School District/Lake County, School Improvements, Build America Revenue Bonds, Callable 10/1/2020 @ 100, 5.70%, 4/1/2035	250,000	256,457
Mariemont City School District, Build America Bonds, General Obligation Unlimited, Callable 12/1/2020 @ 100, 5.90%, 12/1/2030	110,000	112,359
Olentangy Local School District, Refunding Bonds, General Obligation Unlimited, 3.50%, 12/1/2029	500,000	525,525
Springfield Local School District/Summit County, School Improvements, Build America Bonds, General Obligation Unlimited, (School District Credit Program), 5.65%, 9/1/2031	200,000	200,498
		4,189,305
Oklahoma 0.39%
Bryan County Independent School District No. 72 Durant, School Improvements, Build America Bonds, Certificate of Participation, Callable 12/1/2019 @ 100, 6.80%, 12/1/2033	500,000	513,890

Oregon 0.19%
State of Oregon Department of Administrative Services, Hospital Improvements, Build America Bonds, Certificate of Participation, Callable 5/1/2020 @ 100, 6.18%, 5/1/2035	250,000	256,347

Pennsylvania 2.55%
Pennsylvania Turnpike Commission, Build America Revenue Bonds, 6.38%, 12/1/2037	520,000	731,089
Philadelphia Authority for Industrial Development, Pension Funding, Revenue Bonds, (AGM) (OID), 6.35%, 4/15/2028	630,000	792,124
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, 5.09%, 3/15/2028	500,000	522,190

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Pennsylvania (cont.)
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Recreational Facilities Improvements, Revenue Bonds, 7.04%, 11/1/2039	$1,000,000	$1,344,930
		3,390,333
South Carolina 0.20%
Moncks Corner Regional Recreation Corporation, Recreational Facility Improvements, Build America Revenue Bonds, Callable 12/1/2020 @ 100, 6.55%, 12/1/2039	250,000	262,027

South Dakota 0.32%
South Dakota State Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 6/1/2021 @ 100, 6.15%, 6/1/2031	400,000	425,080

Texas 1.92%
City of Lancaster, TX, Public Improvements, Build America Bonds, General Obligation Limited, Callable 2/15/2020 @ 100, 6.53%, 2/15/2040	750,000	761,738
Ector County Hospital District, Hospital Improvements, Build America Revenue Bonds, Callable 9/15/2020 @ 100, 7.18%, 9/15/2035	250,000	253,035
Frisco Economic Development Corporation, Public Improvements, Revenue Bonds, 4.20%, 2/15/2034	1,000,000	1,054,680
Midland County Hospital District, Health, Hospital & Nursing Home Improvements, Build America Bonds, General Obligation Limited, 6.44%, 5/15/2039	260,000	377,762
Orchard Cultural Education Facilities Finance Corporation, Recreational Facility Improvements, Revenue Bonds, 6.48%, 11/15/2034	110,000	115,623
		2,562,838
Virgin Islands 1.68%
Virgin Islands Water & Power Authority- Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.65%, 7/1/2028	840,000	979,793

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Virgin Islands (cont.)
Virgin Islands Water & Power Authority- Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.85%, 7/1/2035	$1,000,000	$1,254,230
		2,234,023
Virginia 4.29%
Tobacco Settlement Financing Corporation, Refunding Revenue Bonds, (OID), 6.71%, 6/1/2046	5,910,000	5,695,171

Washington 1.81%
City of Seattle, WA, Municipal Light & Power Revenue, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.57%, 2/1/2040	250,000	334,125
Douglas County Public Utility District No. 1, Electric Lights & Power Improvements, Revenue Bonds, 5.35%, 9/1/2030	250,000	299,915
Klickitat County Public Utility District No. 1, Electric Lights & Power Improvements, Refunding Revenue Bonds, Callable 12/1/2021 @ 100, 5.25%, 12/1/2029	705,000	743,782
Public Utility District No. 1 of Cowlitz County, WA, Electric Lights & Power Improvements, Build America Revenue Bonds, 6.88%, 9/1/2032	500,000	694,260
Snohomish County Public Utility District No. 1, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.68%, 12/1/2040	250,000	334,160
		2,406,242
West Virginia 1.59%
Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, 7.47%, 6/1/2047	2,040,000	2,112,869

Total Municipal Bonds (Cost $76,709,502)		87,796,437

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Shares	Market Value
Money Market Funds 1.10%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 1.80%(c)	1,454,615	$1,454,615

Total Money Market Funds (Cost $1,454,615)		1,454,615

Total Investments — 98.96% (Cost $115,420,704)		131,437,369
Other Assets in Excess of Liabilities — 1.04%		1,376,138
NET ASSETS - 100.00%		$132,813,507

(a)	Security is currently being valued according to the fair value procedures approved by the Board of Directors.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2019.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

FHA — Insured by Federal Housing Administration

GO — General Obligation

GTD — Guaranteed

INS — Insured

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

SONYMA — State of New York Mortgage Agency

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED)

	Shares	Market Value
Common Stocks 29.16%

Communication Services 3.22%
Alphabet, Inc., Class C(a)	190	$231,610
AT&T, Inc.	4,114	155,674
Netflix, Inc.(a)	661	176,897
Verizon Communications, Inc.	3,420	206,431
		770,612
Consumer Discretionary 2.50%
Amazon.com, Inc.(a)	121	210,045
Lennar Corporation, Class A	3,800	212,230
Toll Brothers, Inc.	4,285	175,899
		598,174
Energy 10.92%
Cheniere Energy Partners LP	9,300	422,964
Energy Transfer Equity LP	17,350	226,938
EnLink Midstream, LLC	17,756	150,926
Enterprise Products Partners LP	10,805	308,807
Exxon Mobil Corporation	2,095	147,928
Kinder Morgan, Inc.	7,500	154,575
Magellan Midstream Partners LP	2,725	180,586
MPLX LP	13,850	387,939
Targa Resources Corporation	3,805	152,847
USA Compression Partners LP	9,666	166,932
Viper Energy Partners, LP	7,200	199,224
Western Midstream Partners LP	4,500	112,005
		2,611,671
Financials 2.07%
Blackstone Group LP (The)	5,545	270,818
Blackstone Mortgage Trust, Inc., Class A	3,207	114,971
Starwood Property Trust, Inc.	4,595	111,291
		497,080

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Shares	Market Value
Industrials 0.81%
Deere & Company	1,150	$193,982

Information Technology 3.26%
Apple, Inc.	690	154,539
NVIDIA Corporation	2,045	355,973
PayPal Holdings, Inc.(a)	2,590	268,298
		778,810
Real Estate Investment Trusts (REITs) 4.88%
Apple Hospitality REIT, Inc.	9,550	158,339
Sun Communities, Inc.	1,894	281,164
Terreno Realty Corporation	5,412	276,499
Welltower, Inc.	2,950	267,417
WP Carey, Inc.	2,055	183,923
		1,167,342
Utilities 1.50%
American Electric Power Company, Inc.	2,515	235,630
Consolidated Edison, Inc.	1,310	123,756
		359,386
Total Common Stocks (Cost $5,242,235)		6,977,057

Preferred Stocks 11.25%

Financials 4.08%
Bank of America Corporation, 6.00%	3,800	98,306
Capital One Financial Corporation, Series D, 6.70%	9,050	229,146
First Republic Bank, 5.70%	9,000	237,780
Hancock Holding Company, 5.95%	9,200	235,888
KKR & Company LP, 6.50%	6,481	174,987
		976,107

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Shares	Market Value
Industrials 1.07%
Stanley Black & Decker 5.75%	10,000	$255,700

Information Technology 1.15%
eBay, Inc., 6.00%	10,000	274,300

Real Estate 2.27%
National Retail Properties, Inc., 5.20%	6,000	154,980
Public Storage, 5.05%	5,000	129,850
Public Storage, Series B, 5.40%	10,000	257,800
		542,630
Utilities 2.69%
Southern Company, 5.25%	10,000	267,600
Southern Company, 5.25%	14,000	376,460
		644,060
Total Preferred Stocks (Cost $2,575,561)		2,692,797

	Principal Amount
Corporate Bonds 1.43%
McLaren Health Care Corporation, 4.53%, 5/15/2038	$290,000	341,847

Total Corporate Bonds (Cost $290,000)		341,847

Municipal Bonds 52.38%

Arizona 3.20%
City of Tucson, AZ, Certificate of Participation, (AGM), 4.83%, 7/1/2034	620,000	765,905

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
California 5.04%
City of Newport Beach, CA, Public Improvements, Certificate of Participation, 7.17%, 7/1/2040	$800,000	$1,204,968

Florida 4.56%
Pasco County School Board, School Improvements, Certificate of Participation, 5.00%, 12/1/2037	1,000,000	1,092,200

Kansas 5.20%
Kansas Development Finance Authority, Revenue Bonds, 4.73%, 4/15/2037	1,000,000	1,243,200

Michigan 4.63%
County of Macomb, MI, Retirement Facilities, General Obligation Limited, 4.42%, 11/1/2035	1,000,000	1,109,140

Nevada 0.68%
County of Washoe, NV, Public & Highway Improvements, Build America Revenue Bonds, 7.97%, 2/1/2040	100,000	161,636

New York 5.96%
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Miscellaneous Purposes Revenue Bonds, 5.00%, 7/15/2030	300,000	357,246
New York State Dormitory Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 3.88%, 7/1/2046	750,000	788,895
Port Authority of New York & New Jersey, Revenue Bonds, Callable 6/1/2025 @ 100, 4.82%, 6/1/2045	250,000	279,597
		1,425,738
Ohio 14.89%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 5.94%, 2/15/2047	100,000	144,666
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.83%, 2/15/2041	1,000,000	1,628,440

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Ohio (cont.)
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 8.08%, 2/15/2050	$1,000,000	$1,792,150
		3,565,256
Pennsylvania 4.60%
City of Reading, PA, General Obligation Unlimited, (AGM) (OID), Callable 11/1/2024 @ 100, 5.30%, 11/1/2033	1,000,000	1,100,480

Tennessee 3.62%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, 7.43%, 7/1/2043	500,000	757,830
Metropolitan Government of Nashville & Davidson County, General Obligation Unlimited, 3.49%, 7/1/2029	100,000	108,164
		865,994
Total Municipal Bonds (Cost $10,835,368)		12,534,517

U.S. Government & Agency Obligations 1.64%
U.S. Treasury Notes 3.13%, 11/15/2028	350,000	392,991

Total U.S. Government & Agency Obligations (Cost $360,631)		392,991

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2019 (UNAUDITED) (CONT.)

	Shares	Market Value
Money Market Funds 2.38%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 1.80%(b)	$568,842	568,842

Total Money Market Funds (Cost $568,842)		568,842

Total Investments — 98.24% (Cost $19,872,637)		23,508,051
Other Assets in Excess of Liabilities — 1.76%		420,792
NET ASSETS - 100.00%		$23,928,843

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2019.

AGM — Assured Guaranty Municipal Corp.

OID — Original Issue Discount

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes for each of the Funds as of September 30, 2019, were as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation	Cost Basis of Investments
Real Estate Fund	$38,236,868	$(2,278,486)	35,958,382	$56,949,805
Value Fund	44,877,986	(2,289,601)	42,588,385	60,866,994
Municipal Fund	3,251,874	(16,416)	3,235,458	66,126,135
Income Fund	18,245,133	(2,212,374)	16,032,759	115,404,610
Opportunity Fund	3,951,543	(312,781)	3,638,762	18,869,289

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2019

(UNAUDITED)

The Spirit of America Real Estate Income and Growth Fund (“Real Estate Fund”), Spirit of America Large Cap Value Fund (“Value Fund”), Spirit of America Municipal Tax Free Bond Fund (Municipal Tax Free Bond Fund”), Spirit of America Income Fund (“Income Fund”) and Spirit of America Income and Opportunity Fund (“Opportunity Fund”) (each a “Fund” and collectively, the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for investment companies.

A.	Security Valuation: The offering price and NAV per share for the Funds are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. Each Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and ask prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and ask prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and ask prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board of Directors (the “Board”).

B.	Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

●	Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2019

(UNAUDITED)

The summary of inputs used to determine the fair valuation of the Funds’ investments as of September 30, 2019, is as follows:

	Value Inputs
	LEVEL 1	LEVEL 2	LEVEL 3	Total
Real Estate Fund
Assets:
Common Stocks*	$89,954,845	$-	$-	$89,954,845
Preferred Stocks*	2,753,409	-	-	2,753,409
Municipal Bonds	-	199,933	-	199,933
Total	$92,708,254	$199,933	$-	$92,908,187

Value Fund
Assets:
Common Stocks*	$101,045,210	$-	$-	$101,045,210
Preferred Stocks*	2,178,396	-	-	2,178,396
Money Market Funds	231,774	-	-	231,774
Total	$103,455,380	$-	$-	$103,455,380

Municipal Fund
Assets:
Municipal Bonds	$-	$69,172,491	$-	$69,172,491
Money Market Funds	189,101	-	-	189,101
Total	$189,101	$69,172,491	$-	$69,361,592

Income Fund
Assets:
Common Stocks*	$12,267,764	$-	$-	$12,267,764
Preferred Stocks*	16,311,632	-	-	16,311,632
Collateralized Mortgage Obligations	-	170,033	-	170,033
Corporate Bonds	-	13,008,320	428,568	13,436,888
Municipal Bonds	-	87,796,437	-	87,796,437
Money Market Funds	1,454,615	-	-	1,454,615
Total	$30,034,011	$100,974,790	$428,568	$131,437,369

Opportunity Fund
Assets:
Common Stocks*	$6,977,057	$-	$-	$6,977,057
Preferred Stocks*	2,692,797	-	-	2,692,797
Corporate Bonds	-	341,847	-	341,847
Municipal Bonds	-	12,534,517	-	12,534,517
U.S. Government & Agency Obligations	-	392,991	-	392,991
Money Market Funds	568,842	-	-	568,842
Total	$10,238,696	$13,269,355	$-	$23,508,051

*	Refer to Schedule of Investments for industry classifications.

In the absence of a listed price quote, or a supplied price quote which is deemed to be unrepresentative of the actual market price, the Adviser shall use any or all of the following criteria to value Level 3 securities:

●	Last sales price
●	Price given by pricing service
●	Last quoted bid & asked price
●	Third party bid & asked price
●	Indicated opening range

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2019

(UNAUDITED)

The significant unobservable inputs that may be used in the fair value measurement of the Fund’s investments in common stock, corporate bonds and convertible corporate bonds for which market quotations are not readily available include: broker quotes, discounts from the most recent trade or “stale price” and estimates from trustees (in bankruptcies) on disbursements. A change in the assumption used for each of the inputs listed above may indicate a directionally similar change in the fair value of the investment.

The following provides quantitative information about the Income Fund’s significant Level 3 fair value measurements as of September 30, 2019:

Quantitative Information about Significant Level 3 Fair Value Measurements
Asset Category	Fair Value At September 30, 2019	Valuation Techniques	Unobservable Input(s)	Range
Corporate Bonds	428,568	Comparable Security Analysis	Discount for Lack of Marketability	1%-20%

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

	Balance as of December 31, 2018	Amortization/ Accretion	Change in unrealized appreciation (depreciation)	Balance as of September 30, 2019
Corporate Bonds	$351,597	$357	$76,614	$428,568

C. Restricted Securities: Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Board. At September 30, 2019, the Income Fund held illiquid restricted securities representing 2% of net assets, as listed below:

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Market Value
Corporate Bonds
Exelon Generation Co. LLC, 5.60%, 06/15/42	7/12/2012	$400,000	$420,173	$428,568
MetLife Capital, Inc., 9.25%, 04/08/38	6/4/2013	$1,500,000	$2,116,875	$2,181,143

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.